EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Equity investments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Equity investments
Non-current equity investments classified at FVTOCI	¥ 2,936	$ 422	¥ 4,066
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,127		1,110
Equity investments classified at FVTOCI [member] | Non-current: Publicly traded investments [member] | MEG Energy Corporation ("MEG") [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,127		1,110
Equity investments classified at FVTOCI [member] | Non-current: Non-publicly traded investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,809		2,956
Equity investments classified at FVTOCI [member] | Private equity fund [member] | Kerogen Energy Fund [member]
Equity investments
Non-current equity investments classified at FVTOCI	1,778		2,938
Equity investments classified at FVTOCI [member] | Other equity investments [member]
Equity investments
Non-current equity investments classified at FVTOCI	¥ 31		¥ 18